Putnam Floating Rate Income Fund
The fund's portfolio
5/31/20 (Unaudited)

SENIOR LOANS (80.0%)(a)(c)
	Principal amount	Value
Advertising and marketing services (1.2%)
Clear Channel Outdoor Holdings, Inc. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 3.50%), 4.26%, 8/21/26	$2,283,525	$2,120,253
Terrier Media Buyer, Inc. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 4.25%), 5.99%, 12/17/26	1,957,095	1,882,074

		4,002,327
Automotive (0.8%)
Navistar, Inc. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 3.50%), 3.68%, 11/6/24	2,610,032	2,505,631

		2,505,631
Basic materials (8.5%)
Alpha 3 BV bank term loan FRN Ser. B1, (BBA LIBOR USD 3 Month + 3.00%), 4.45%, 1/31/24	2,354,767	2,263,520
Beacon Roofing Supply, Inc. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 2.25%), 2.424%, 1/2/25	2,730,685	2,600,977
Big River Steel, LLC bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 5.00%), 6.45%, 8/23/23	975,000	862,875
Diamond BC BV bank term loan FRN (BBA LIBOR USD 3 Month + 3.00%), 3.759%, 9/6/24	1,292,288	1,196,443
Messer Industries USA, Inc. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 2.50%), 3.95%, 3/1/26	2,198,951	2,105,496
Patriot Container Corp. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 3.50%), 5.435%, 3/20/25	498,728	466,310
Pisces Midco, Inc. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 3.75%), 3.948%, 4/12/25	2,969,724	2,813,814
PQ Corp. bank term loan FRN Ser. B, (1 Month US LIBOR + 2.25%), 3.627%, 2/7/27	1,971,735	1,901,492
Quikrete Holdings, Inc. bank term loan FRN Ser. B, (1 Month US LIBOR + 2.50%), 4.159%, 2/1/27	3,091,408	2,938,383
Solenis International, LLC bank term loan FRN (BBA LIBOR USD 3 Month + 8.50%), 10.831%, 6/26/26	447,000	373,970
Solenis International, LLC bank term loan FRN (BBA LIBOR USD 3 Month + 4.00%), 4.362%, 6/26/25	2,019,860	1,908,768
Starfruit US Holdco, LLC bank term loan FRN Ser. B, (1 Month US LIBOR + 3.00%), 4.629%, 10/1/25	2,135,729	2,034,282
TAMKO Building Products, Inc. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 3.25%), 3.424%, 5/31/26	2,610,940	2,519,557
Trident TPI Holdings, Inc. bank term loan FRN (BBA LIBOR USD 3 Month + 3.00%), 4.073%, 10/5/24	2,397,202	2,265,356
Univar Solutions USA, Inc./WA bank term loan FRN Ser. B5, (BBA LIBOR USD 3 Month + 2.00%), 3.45%, 11/22/26	1,496,250	1,427,360

		27,678,603
Broadcasting (5.9%)
Banijay Group US Holding, Inc. bank term loan FRN Ser. B, (1 Month US LIBOR + 3.75%), 5.404%, 2/4/25 (France)	2,000,000	1,900,000
Diamond Sports Group, LLC bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 3.25%), 3.42%, 8/24/26	2,985,000	2,557,151
Entercom Media Corp. bank term loan FRN Ser. B1, (BBA LIBOR USD 3 Month + 2.50%), 4.21%, 11/17/24	1,524,822	1,395,212
Gray Television, Inc. bank term loan FRN Ser. C, (BBA LIBOR USD 3 Month + 2.50%), 2.673%, 11/2/25	2,805,175	2,725,110
iHeartCommunications, Inc. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 3.00%), 4.66%, 4/29/26	1,655,850	1,545,115
Nexstar Broadcasting, Inc. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 2.75%), 2.923%, 9/19/26	2,641,719	2,541,994
Sinclair/RSN bank term loan FRN Ser. B2B, (BBA LIBOR USD 3 Month + 2.50%), 2.69%, 7/18/26	1,990,000	1,935,275
Townsquare Media, Inc. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 3.00%), 4.00%, 4/1/22	1,745,925	1,536,414
Univision Communications, Inc. bank term loan FRN Ser. C5, (BBA LIBOR USD 3 Month + 2.75%), 3.75%, 3/15/24	3,341,636	3,127,771

		19,264,042
Building materials (2.1%)
CPG International, Inc. bank term loan FRN (BBA LIBOR USD 3 Month + 3.75%), 5.933%, 5/5/24	2,988,660	2,872,849
Robertshaw Holdings Corp. bank term loan FRN (BBA LIBOR USD 3 Month + 8.00%), 9.00%, 2/28/26	1,935,000	890,100
Robertshaw Holdings Corp. bank term loan FRN (BBA LIBOR USD 3 Month + 3.25%), 4.25%, 2/28/25	896,827	717,461
Werner Finco LP bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 4.00%), 5.00%, 7/24/24	2,658,866	2,486,040

		6,966,450
Capital goods (9.6%)
Altra Industrial Motion Corp. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 2.00%), 2.174%, 10/1/25	2,650,746	2,526,493
Berry Global, Inc. bank term loan FRN Ser. Y, (BBA LIBOR USD 3 Month + 2.00%), 3.899%, 7/1/26	1,982,506	1,935,422
BWAY Corp. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 3.25%), 4.561%, 4/3/24	3,107,817	2,837,437
Filtration Group Corp. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 3.00%), 3.174%, 3/29/25	2,453,393	2,369,825
Gardner Denver, Inc. bank term loan FRN Ser. B, (1 Month US LIBOR + 1.75%), 3.411%, 2/28/27	1,283,000	1,219,919
Gates Global, LLC bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 2.75%), 3.75%, 3/31/24	1,264,408	1,209,406
GFL Environmental, Inc. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 3.00%), 4.00%, 5/31/25	2,283,639	2,247,754
Panther BF Aggregator 2 LP bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 3.50%), 3.674%, 4/30/26	3,380,000	3,199,734
Reynolds Group Holdings, Inc. bank term loan FRN (BBA LIBOR USD 3 Month + 3.00%), 4.463%, 2/5/23	2,117,521	2,046,434
Staples, Inc. bank term loan FRN (BBA LIBOR USD 3 Month + 5.00%), 5.687%, 4/12/26	3,345,793	2,958,240
Thermon Industries, Inc. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 3.75%), 4.75%, 10/30/24	1,753,750	1,630,988
Titan Acquisition, Ltd. (United Kingdom) bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 3.00%), 4.45%, 3/28/25	2,315,808	2,088,569
TransDigm, Inc. bank term loan FRN Ser. E, (BBA LIBOR USD 3 Month + 2.25%), 3.659%, 5/30/25	1,596,349	1,459,994
TransDigm, Inc. bank term loan FRN Ser. F, (BBA LIBOR USD 3 Month + 2.25%), 3.909%, 12/9/25	1,499,577	1,371,409
Vertiv Group Corp. bank term loan FRN Ser. B, (1 Month US LIBOR + 3.00%), 4.655%, 3/2/27	2,769,000	2,651,318

		31,752,942
Commercial and consumer services (2.4%)
Garda World Security Corp. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 4.75%), 6.69%, 10/30/26	1,614,604	1,570,202
Iron Mountain, Inc. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 1.75%), 1.924%, 1/2/26	1,801,984	1,734,409
Prime Security Services Borrower, LLC bank term loan FRN (BBA LIBOR USD 3 Month + 3.25%), 4.25%, 9/23/26	2,545,371	2,473,464
Refinitiv US Holdings, Inc. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 3.25%), 3.424%, 10/1/25	2,024,835	1,993,017

		7,771,092
Communication services (8.0%)
Altice France SA (France) bank term loan FRN Ser. B12, (BBA LIBOR USD 3 Month + 3.69%), 3.871%, 1/31/26	1,677,099	1,593,944
Asurion, LLC bank term loan FRN (BBA LIBOR USD 3 Month + 6.50%), 6.674%, 8/4/25	1,197,000	1,190,417
Asurion, LLC bank term loan FRN Ser. B6, (BBA LIBOR USD 3 Month + 3.00%), 3.174%, 11/3/23	1,657,999	1,606,531
Charter Communications Operating, LLC bank term loan FRN Ser. B2, (BBA LIBOR USD 3 Month + 1.75%), 3.639%, 2/1/27	2,163,909	2,112,025
CSC Holdings, LLC bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 2.25%), 2.434%, 7/17/25	3,684,812	3,546,631
Frontier Communications Corp. bank term loan FRN (BBA LIBOR USD 3 Month + 3.75%), 5.35%, 6/15/24	1,934,725	1,897,240
Intelsat Jackson Holdings SA bank term loan FRN Ser. B4, (BBA LIBOR USD 3 Month + 3.50%), 6.75%, 1/2/24	2,000,000	2,010,000
Level 3 Parent, LLC bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 1.75%), 3.513%, 3/1/27	965,432	937,274
SFR Group SA bank term loan FRN Ser. B11, (BBA LIBOR USD 3 Month + 2.75%), 2.924%, 7/31/25	2,615,629	2,468,500
T-Mobile USA, Inc. bank term loan FRN Ser. B, (1 Month US LIBOR + 3.00%), 3.404%, 4/1/27	1,705,000	1,704,468
Virgin Media Bristol, LLC bank term loan FRN (BBA LIBOR USD 3 Month + 2.50%), 2.684%, 1/4/28	2,500,000	2,412,500
WideOpenWest Finance, LLC bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 3.25%), 4.25%, 8/19/23	1,525,324	1,466,218
Zayo Group Holdings, Inc. bank term loan FRN (1 Month US LIBOR + 3.00%), 4.668%, 3/9/27	3,250,000	3,120,904

		26,066,652
Consumer (0.6%)
Reynolds Consumer Products, LLC bank term loan FRN (1 Month US LIBOR + 0.00%), 3.41%, 1/30/27	2,000,000	1,958,334

		1,958,334
Consumer staples (5.6%)
1011778 BC, ULC bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 1.75%), 3.508%, 11/19/26	1,365,679	1,309,915
Ascend Learning, LLC bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 3.00%), 4.00%, 7/12/24	1,875,949	1,786,842
BJ's Wholesale Club, Inc. bank term loan FRN (1 Month US LIBOR + 2.25%), 3.895%, 2/3/24	2,683,293	2,631,543
Brand Industrial Services, Inc. bank term loan FRN (BBA LIBOR USD 3 Month + 4.25%), 5.455%, 6/21/24	2,425,428	2,188,949
IRB Holding Corp. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 2.75%), 4.41%, 2/5/25	2,172,011	2,030,055
KFC Holding Co. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 1.75%), 1.932%, 4/3/25	2,854,415	2,754,510
Match Group, Inc. bank term loan FRN Ser. B, (1 Month US LIBOR + 1.75%), 3.405%, 2/13/27	1,000,000	972,500
VM Consolidated, Inc. bank term loan FRN (1 Month US LIBOR + 3.25%), 4.908%, 2/28/25	2,480,145	2,362,338
Weight Watchers International bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 4.75%), 5.50%, 11/29/24	2,464,231	2,394,412

		18,431,064
Energy (2.4%)
Apergy Corp. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 2.50%), 2.688%, 5/9/25	1,277,108	1,149,398
Ascent Resources - Marcellus, LLC bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 6.50%), 7.50%, 3/30/23	123,333	106,067
Blackstone CQP Holdco LP bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 3.50%), 4.616%, 6/20/24	1,985,000	1,898,156
California Resources Corp. bank term loan FRN (BBA LIBOR USD 3 Month + 4.75%), 5.75%, 12/31/22	1,160,000	301,600
ChampionX Holding, Inc. bank term loan FRN Ser. B, (1 Month US LIBOR + 5.00%), 6.00%, 6/1/27	755,000	713,475
Hercules Merger Sub, LLC bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 2.75%), 4.944%, 11/1/26	2,000,000	1,932,000
Prairie ECI Acquiror LP bank term loan FRN (BBA LIBOR USD 3 Month + 4.75%), 6.20%, 3/11/26	2,000,000	1,802,000

		7,902,696
Entertainment (1.0%)
1232743 B.C., Ltd. bank term loan FRN Ser. B, (1 Month US LIBOR + 3.00%), 4.665%, 2/7/27	1,000,000	600,000
Constellation Merger Sub, Inc. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 2.75%), 4.20%, 9/18/24	2,904,358	2,537,683

		3,137,683
Financials (6.2%)
AG Merger Sub II, Inc. bank term loan FRN (BBA LIBOR USD 3 Month + 5.00%), 7.144%, 7/31/26	1,995,000	1,855,350
Alliant Holdings I, LLC bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 2.75%), 2.924%, 5/10/25	2,925,010	2,787,116
BCPE Rover Merger Sub, Inc. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 4.25%), 4.424%, 11/28/25	2,970,000	2,797,369
ESH Hospitality, Inc. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 2.00%), 2.174%, 9/18/26	1,243,785	1,194,811
Forest City Enterprises LP bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 3.50%), 3.674%, 12/7/25	2,666,720	2,491,161
HUB International, Ltd. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 3.00%), 4.02%, 4/25/25	3,036,025	2,913,740
LPL Holdings, Inc. bank term loan FRN (BBA LIBOR USD 3 Month + 1.75%), 3.641%, 11/12/26	1,722,943	1,666,948
USI, Inc./NY bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 3.00%), 3.174%, 5/16/24	2,724,180	2,608,402
VICI Properties 1, LLC bank term loan FRN (BBA LIBOR USD 3 Month + 1.75%), 1.923%, 12/22/24	1,887,955	1,801,424

		20,116,321
Gaming and lottery (3.8%)
Boyd Gaming Corp. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 2.25%), 2.345%, 9/15/23	1,831,252	1,747,930
Eldorado Resorts, Inc. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 2.25%), 3.25%, 4/17/24	1,016,263	1,001,019
Gateway Casinos & Entertainment, Ltd. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 3.00%), 4.45%, 3/13/25	1,719,375	1,280,934
Golden Nugget, LLC bank term loan FRN Ser. B, (1 Month US LIBOR + 2.50%), 4.081%, 10/4/23	2,298,552	1,967,177
Golden Nugget, LLC bank term loan FRN (BBA LIBOR USD 3 Month + 12.00%), 13.00%, 10/4/23	190,000	195,225
Scientific Games International, Inc. bank term loan FRN Ser. B5, (BBA LIBOR USD 3 Month + 2.75%), 3.477%, 8/14/24	3,854,473	3,446,543
Stars Group Holdings BV bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 3.50%), 4.95%, 7/10/25	2,666,215	2,629,554

		12,268,382
Health care (5.8%)
Air Medical Group Holdings, Inc. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 3.25%), 4.25%, 4/28/22	1,582,474	1,527,088
Air Methods Corp. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 3.50%), 4.95%, 4/21/24	2,860,038	2,267,092
Bausch Health Cos., Inc. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 3.00%), 3.171%, 6/1/25	2,506,883	2,456,746
Elanco Animal Health, Inc. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 1.75%), 3.404%, 2/4/27	2,045,000	1,975,470
Enterprise Merger Sub, Inc. bank term loan FRN (BBA LIBOR USD 3 Month + 3.75%), 3.924%, 10/10/25	2,955,038	1,931,856
Grifols Worldwide Operations USA, Inc. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 2.00%), 3.80%, 11/15/27	2,478,944	2,416,455
Jaguar Holding Co. II bank term loan FRN (BBA LIBOR USD 3 Month + 2.50%), 3.50%, 8/18/22	2,100,508	2,089,678
Ortho-Clinical Diagnostics, Inc. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 3.25%), 3.58%, 6/1/25	3,098,431	2,932,665
West Street Merger Sub, Inc. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 2.75%), 2.924%, 9/27/24	1,577,591	1,492,795

		19,089,845
Lodging/Tourism (1.1%)
Caesars Resort Collection, LLC bank term loan FRN (BBA LIBOR USD 3 Month + 2.75%), 2.924%, 12/22/24	3,900,126	3,536,577

		3,536,577
Media (1.0%)
Lions Gate Capital Holdings, LLC bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 2.25%), 2.424%, 3/24/25	1,811,894	1,732,624
Nielsen Finance, LLC bank term loan FRN (1 Month US LIBOR + 3.75%), 5.00%, 6/30/25	1,500,000	1,495,313

		3,227,937
Publishing (0.3%)
Meredith Corp. bank term loan FRN Ser. B, (1 Month US LIBOR + 2.50%), 4.165%, 1/31/25	995,503	960,660

		960,660
Retail (2.1%)
Academy, Ltd. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 4.00%), 5.00%, 7/2/22	2,246,109	1,649,486
Bass Pro Group, LLC bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 5.00%), 6.072%, 9/25/24	2,442,575	2,293,404
Jo-Ann Stores, LLC bank term loan FRN (BBA LIBOR USD 3 Month + 5.00%), 6.00%, 10/16/23	—	—
Neiman Marcus Group, Ltd., LLC bank term loan FRN (BBA LIBOR USD 3 Month + 6.00%), 6.267%, 10/25/23 (In default)(NON)	1,456,617	297,150
PetSmart, Inc. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 4.00%), 5.00%, 3/11/22	1,252,699	1,230,552
Talbots, Inc. (The) bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 7.00%), 8.45%, 11/28/22	1,916,819	1,437,614

		6,908,206
Technology (10.0%)
Banff Merger Sub, Inc. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 4.25%), 4.424%, 10/2/25	2,411,395	2,270,157
Ceridian HCM Holding, Inc. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 2.50%), 2.595%, 4/30/25	2,055,928	1,989,110
CommScope, Inc. bank term loan FRN Ser. B2, (BBA LIBOR USD 3 Month + 3.25%), 3.424%, 4/4/26	1,541,128	1,477,171
Dell International, LLC bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 2.00%), 2.75%, 9/19/25	2,990,520	2,932,579
Kronos, Inc./MA bank term loan FRN (BBA LIBOR USD 3 Month + 8.25%), 9.25%, 11/1/24	1,498,000	1,483,956
Kronos, Inc./MA bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 3.00%), 3.33%, 11/1/23	1,927,468	1,890,792
Plantronics, Inc. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 2.50%), 2.791%, 7/2/25	2,912,777	2,322,334
Rackspace Hosting, Inc. bank term loan FRN (BBA LIBOR USD 3 Month + 3.00%), 4.00%, 11/3/23	2,042,705	1,983,125
Solera, LLC bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 2.75%), 2.924%, 3/3/23	2,375,171	2,279,423
SS&C European Holdings Sarl bank term loan FRN Ser. B4, (1 Month US LIBOR + 1.75%), 3.412%, 4/16/25	932,767	902,841
SS&C Technologies, Inc. bank term loan FRN Ser. B3, (1 Month US LIBOR + 1.75%), 3.412%, 4/16/25	1,357,072	1,313,533
SS&C Technologies, Inc. bank term loan FRN Ser. B5, (BBA LIBOR USD 3 Month + 1.75%), 3.412%, 4/16/25	984,843	953,247
Star Merger Sub, Inc. bank term loan FRN Ser. B, (1 Month US LIBOR + 4.00%), 5.658%, 2/8/26	2,485,000	2,415,626
Tempo Acquisition, LLC bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 2.75%), 2.924%, 5/1/24	2,992,737	2,868,039
TTM Technologies, Inc. bank term loan FRN (BBA LIBOR USD 3 Month + 2.50%), 2.673%, 9/28/24	2,599,509	2,534,521
Ultimate Software Group, Inc. (The) bank term loan FRN (BBA LIBOR USD 3 Month + 3.75%), 3.924%, 5/3/26	1,990,000	1,924,615
Western Digital Corp. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 1.75%), 1.924%, 4/29/23	1,398,346	1,369,068

		32,910,137
Transportation (0.6%)
Genesee & Wyoming, Inc. bank term loan FRN (BBA LIBOR USD 3 Month + 2.00%), 3.774%, 11/5/26	2,010,000	1,968,962

		1,968,962
Utilities and power (1.0%)
Calpine Construction Finance Co. LP bank term loan FRN (BBA LIBOR USD 3 Month + 2.00%), 2.174%, 1/15/25	1,576,806	1,532,130
Vistra Operations Co., LLC bank term loan FRN Ser. B3, (BBA LIBOR USD 3 Month + 1.75%), 1.925%, 12/1/25	1,658,809	1,621,486

		3,153,616

Total senior loans (cost $279,501,892)		$261,578,159

CORPORATE BONDS AND NOTES (12.3%)(a)
	Principal amount	Value
Capital goods (1.0%)
Boeing Co. (The) sr. unsec. notes 4.508%, 5/1/23	$1,000,000	$1,035,208
Great Lakes Dredge & Dock Corp. company guaranty sr. unsec. notes 8.00%, 5/15/22	1,084,000	1,105,680
TransDigm, Inc. 144A company guaranty sr. notes 6.25%, 3/15/26	1,250,000	1,278,125

		3,419,013
Communication services (2.3%)
AT&T, Inc. sr. unsec. unsub. FRN (BBA LIBOR USD 3 Month + 0.95%), 2.169%, 7/15/21	1,500,000	1,508,358
Charter Communications Operating, LLC/Charter Communications Operating Capital Corp. company guaranty sr. FRN (BBA LIBOR USD 3 Month + 1.65%), 2.337%, 2/1/24	2,000,000	1,981,451
Level 3 Financing, Inc. company guaranty sr. unsec. unsub. notes 5.125%, 5/1/23	1,500,000	1,498,125
Sprint Corp. company guaranty sr. unsec. sub. notes 7.25%, 9/15/21	1,000,000	1,048,050
T-Mobile USA, Inc. company guaranty sr. unsec. notes 6.00%, 3/1/23	1,000,000	1,010,350
Videotron, Ltd. company guaranty sr. unsec. unsub. notes 5.00%, 7/15/22 (Canada)	500,000	517,500

		7,563,834
Consumer cyclicals (2.2%)
ADT Security Corp. (The) company guaranty sr. unsub. notes 3.50%, 7/15/22	1,000,000	1,008,000
Carnival Corp. 144A sr. notes 11.50%, 4/1/23	490,000	521,729
Gap, Inc. (The) 144A sr. notes 8.375%, 5/15/23	688,000	731,000
Gray Television, Inc. 144A company guaranty sr. unsec. notes 5.125%, 10/15/24	650,000	656,500
Lennar Corp. company guaranty sr. unsec. unsub. notes 4.75%, 11/15/22	1,025,000	1,070,408
Lions Gate Capital Holdings, LLC 144A sr. unsec. notes 6.375%, 2/1/24	690,000	696,051
Marriott International, Inc. sr. unsec. notes 3.125%, 2/15/23	1,000,000	979,367
MGM Resorts International company guaranty sr. unsec. notes 6.00%, 3/15/23	770,000	771,763
Sirius XM Radio, Inc. 144A company guaranty sr. unsec. notes 4.625%, 5/15/23	1,000,000	1,002,380

		7,437,198
Consumer staples (1.9%)
1011778 BC ULC/New Red Finance, Inc. 144A company guaranty sr. sub. notes 4.25%, 5/15/24 (Canada)	1,000,000	1,011,588
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons, LLC 144A company guaranty sr. unsec. notes 3.50%, 2/15/23	1,000,000	1,005,000
Match Group, Inc. sr. unsec. unsub. notes 6.375%, 6/1/24	980,000	1,011,860
Netflix, Inc. sr. unsec. notes 5.75%, 3/1/24	1,000,000	1,092,500
Newell Brands, Inc. sr. unsec. unsub. notes 4.35%, 4/1/23	2,000,000	2,055,000

		6,175,948
Energy (0.3%)
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp. 144A company guaranty sr. unsec. notes 4.75%, 10/1/23	1,000,000	977,500

		977,500
Financials (1.7%)
CIT Group, Inc. sr. unsec. sub. notes 5.00%, 8/1/23	1,300,000	1,303,250
Credit Suisse AG/New York, NY sr. unsec. notes 2.80%, 4/8/22	2,000,000	2,072,511
GLP Capital LP/GLP Financing II, Inc. company guaranty sr. unsec. sub. notes 5.375%, 11/1/23(R)	1,100,000	1,102,673
Icahn Enterprises LP/Icahn Enterprises Finance Corp. company guaranty sr. unsec. notes 6.25%, 2/1/22	1,000,000	1,005,000

		5,483,434
Health care (2.0%)
Bausch Health Cos., Inc. 144A company guaranty sr. unsub. notes 7.00%, 3/15/24	725,000	750,223
CHS/Community Health Systems, Inc. company guaranty sr. notes 6.25%, 3/31/23	860,000	834,200
HCA, Inc. company guaranty sr. unsec. unsub. notes 5.875%, 5/1/23	1,550,000	1,685,191
Tenet Healthcare Corp. company guaranty sr. notes 4.625%, 7/15/24	900,000	911,250
Teva Pharmaceutical Finance Netherlands III BV company guaranty sr. unsec. unsub. notes 2.20%, 7/21/21 (Israel)	1,037,000	1,016,727
Zoetis, Inc. sr. unsec. FRN (BBA LIBOR USD 3 Month + 0.44%), 0.817%, 8/20/21	1,200,000	1,198,535

		6,396,126
Technology (0.9%)
CommScope Finance, LLC 144A sr. notes 5.50%, 3/1/24	1,000,000	1,028,450
Diamond 1 Finance Corp./Diamond 2 Finance Corp. 144A company guaranty sr. unsec. notes 7.125%, 6/15/24	1,250,000	1,297,650
Solera, LLC / Solera Finance, Inc. 144A sr. unsec. notes 10.50%, 3/1/24	500,000	508,125

		2,834,225

Total corporate bonds and notes (cost $39,807,284)		$40,287,278

COMMON STOCKS (0.2%)(a)
	Shares	Value
CHC Group, LLC (acquired 3/23/17, cost $125,976)(NON)(RES)	8,688	$3,475
Clear Channel Outdoor Holdings, Inc.(NON)	177,605	171,531
Texas Competitive Electric Holdings Co., LLC/TCEH Finance, Inc. (Rights)	113,884	96,801
Tribune Media Co. Class 1C	591,290	325,209

Total common stocks (cost $1,450,621)		$597,016

CONVERTIBLE BONDS AND NOTES (—%)(a)
	Principal amount	Value
CHC Group, LLC/CHC Finance, Ltd. cv. notes Ser. AI, zero %, 10/1/20, (acquired 2/2/17, cost $431,752)(RES)	$446,795	$67,019

Total convertible bonds and notes (cost $431,752)		$67,019

SHORT-TERM INVESTMENTS (7.8%)(a)
	Shares	Value
Putnam Short Term Investment Fund 0.71%(AFF)	25,387,585	$25,387,585

Total short-term investments (cost $25,387,585)		$25,387,585
TOTAL INVESTMENTS

Total investments (cost $346,579,134)		$327,917,057

Key to holding's abbreviations
FRN	Floating Rate Notes: the rate shown is the current interest rate or yield at the close of the reporting period. Rates may be subject to a cap or floor. For certain securities, the rate may represent a fixed rate currently in place at the close of the reporting period.
Notes to the fund's portfolio
Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from March 1, 2020 through May 31, 2020 (the reporting period). Within the following notes to the portfolio, references to "Putnam Management" represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC, references to "ASC 820" represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures and references to "OTC", if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $327,065,179.
(NON)	This security is non-income-producing.
(RES)	This security is restricted with regard to public resale. The total fair value of this security and any other restricted securities (excluding 144A securities), if any, held at the close of the reporting period was $70,494, or less than 0.1% of net assets.
(AFF)	Affiliated company. For investments in Putnam Short Term Investment Fund, the rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the period with any company which is under common ownership or control were as follows:
	Name of affiliate	Fair value as of 2/29/20	Purchase cost	Sale proceeds	Investment income	Shares outstanding and fair value as of 5/31/20
Short-term investments
	Putnam Short Term Investment Fund*	$25,690,605	$49,446,019	$49,749,039	$44,469	$25,387,585

	Total Short-term investments	$25,690,605	$49,446,019	$49,749,039	$44,469	$25,387,585
* Management fees charged to Putnam Short Term Investment Fund have been waived by Putnam Management. There were no realized or unrealized gains or losses during the period.
(c)	Senior loans are exempt from registration under the Securities Act of 1933, as amended, but contain certain restrictions on resale and cannot be sold publicly. These loans pay interest at rates which adjust periodically. The interest rates shown for senior loans are the current interest rates at the close of the reporting period. Senior loans are also subject to mandatory and/or optional prepayment which cannot be predicted. As a result, the remaining maturity may be substantially less than the stated maturity shown. Senior loans are purchased or sold on a when-issued or delayed delivery basis and may be settled a month or more after the trade date, which from time to time can delay the actual investment of available cash balances; interest income is accrued based on the terms of the securities.
Senior loans can be acquired through an agent, by assignment from another holder of the loan, or as a participation interest in another holder’s portion of the loan. When the fund invests in a loan or participation, the fund is subject to the risk that an intermediate participant between the fund and the borrower will fail to meet its obligations to the fund, in addition to the risk that the borrower under the loan may default on its obligations.
(R)	Real Estate Investment Trust.
Debt obligations are considered secured unless otherwise indicated.
144A after the name of an issuer represents securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
The dates shown on debt obligations are the original maturity dates.
Security valuation: Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees. The Trustees have formed a Pricing Committee to oversee the implementation of these procedures and have delegated responsibility for valuing the fund’s assets in accordance with these procedures to Putnam Management. Putnam Management has established an internal Valuation Committee that is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Pricing Committee.
Senior loans are valued at fair value on the basis of valuations provided by an independent pricing service, approved by the Trustees. Such services use information with respect to transactions in senior loans, quotations from senior loan dealers, market transactions in comparable securities and various relationships between securities in determining value. These securities will generally be categorized as Level 2.
Market quotations are not considered to be readily available for certain debt obligations (including short-term investments with remaining maturities of 60 days or less); such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by Putnam Management. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which consider such factors as prices, yields, maturities and ratings). These securities will generally be categorized as Level 2.
Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate. To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management. Certain investments, including certain restricted and illiquid securities, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security at a given point in time and does not reflect an actual market price, which may be different by a material amount.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund's investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund's net assets as of the close of the reporting period:
	Valuation inputs
Investments in securities:	Level 1	Level 2	Level 3
Common stocks*:
Consumer cyclicals	$171,531	$325,209	$—
Energy	—	3,475	—
Utilities and power	—	96,801	—

Total common stocks	171,531	425,485	—
Convertible bonds and notes	—	67,019	—
Corporate bonds and notes	—	40,287,278	—
Senior loans	—	261,578,159	—
Short-term investments	25,387,585	—	—

Totals by level	$25,559,116	$302,357,941	$—
* Common stock classifications are presented at the sector level, which may differ from the fund's portfolio presentation.

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com